Loans Payable	12 Months Ended
Jul. 31, 2026
Loans Payable [Abstract]
LOANS PAYABLE
5.	Loans payable

On November 6, 2025, the Company received cash advances totaling $70,887 (C$100,000) from several prospective investors. The advances bear interest at 8% per annum, are repayable on demand, and are not subject to any binding financing or subscription agreements.

As of July 31, 2026, the carrying amount of the loans payable was $71,329 (CA$100,000) (July 31, 2025 – $nil (CA$nil)).